Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	001-40958
Entity Registrant Name	Rent the Runway, Inc.
Entity Central Index Key	0001468327
Entity Tax Identification Number	80-0376379
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Rent the Runway, Inc.
Entity Address, Address Line Two	10 Jay Street
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11201
City Area Code	212
Local Phone Number	524-6860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	RENT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false